Acquisitions - Andarko Acquisition - General Information (Details) - Anadarko Acquisition $ in Millions	Oct. 24, 2016 USD ($)	Aug. 25, 2016 a bbl / d item
Acquisitions
Closing adjustments	$ 27.1
Purchase consideration	$ 25.9
Number of wells | item		174
Wells operated by entity (as a percent)		59.00%
Number of net acres | a		25,000
Production per day (in barrels per day) | bbl / d		900